UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2013

Date of reporting period:  May 31, 2012

Item 1. Schedule of Investments.

Collins Alternative Solutions Fund
Schedule of Investments
May 31, 2012 (Unaudited)

COMMON STOCKS - 18.59%	Shares	Value
Chemical Manufacturing - 1.30%
Abbott Laboratories	980	$60,554
Aptargroup, Inc.	1,147	58,118
Ecolab, Inc.	947	59,860
Huntsman Corp.	4,000	51,200
Johnson & Johnson	939	58,622
		288,354

Clothing and Clothing Accessories Stores - 0.25%
Nordstrom, Inc.	1,146	54,286
Computer and Electronic Product Manufacturing - 2.00%
Danaher Corp.	1,950	101,341
Exelis, Inc.	5,000	50,000
Harris Corp.	1,475	58,676
Intel Corp.	2,238	57,830
L-3 Communications Holdings, Inc.	500	34,095
Raytheon Co.	2,775	139,638
		441,580

Credit Intermediation and Related Activities - 0.27%
Commerce Bancshares, Inc.	1,521	58,923
Electrical Equipment, Appliance, and Component Manufacturing - 0.27%
Emerson Electric Co.	1,258	58,837
Food Manufacturing - 0.81%
General Mills, Inc.	1,570	60,100
Kellogg Co.	1,202	58,634
McCormick & Co, Inc.	1,082	60,981
		179,715

Food Services and Drinking Places - 0.26%
McDonald's Corp.	646	57,714
General Merchandise Stores - 0.29%
Costco Wholesale Corp.	739	63,842
Insurance Carriers and Related Activities - 0.52%
Aflac, Inc.	1,414	56,673
Brown & Brown, Inc.	2,313	59,213
		115,886

Machinery Manufacturing - 1.05%
Caterpillar, Inc.	644	56,427
Flowserve Corp.	500	51,390
Illinois Tool Works, Inc.	1,090	61,203
Martin Marietta Materials, Inc.	950	64,097
		233,117

Merchant Wholesalers, Durable Goods - 0.73%
American Axle & Manufacturing Holdings, Inc. (a)	11,000	101,860
WW Grainger, Inc.	302	58,482
		160,342

Merchant Wholesalers, Nondurable Goods - 0.82%
Procter & Gamble Co.	946	58,926
Sigma-Aldrich Corp.	893	61,948
Sysco Corp.	2,177	60,760
		181,634

Miscellaneous Manufacturing - 0.26%
Baxter International, Inc.	1,115	56,441
Oil and Gas Extraction - 2.76%
Approach Resources, Inc. (a)	1,700	47,651
Chesapeake Energy Corp.	3,300	55,770
Comstock Resources, Inc. (a)	4,000	59,800
Devon Energy Corp.	1,750	104,160
PDC Energy, Inc. (a)	2,500	62,100
Pioneer Natural Resources Co.	725	70,108
QEP Resources, Inc.	2,675	70,406
Rex Energy Corp. (a)	7,000	70,420
Suncor Energy, Inc. (b)	2,575	69,499
		609,914

Petroleum and Coal Products Manufacturing - 1.94%
Chevron Corp.	598	58,789
ConocoPhillips	1,142	59,567
Exxon Mobil Corp.	1,900	149,397
HollyFrontier Corp.	3,450	101,706
Marathon Petroleum Corp.	1,650	59,516
		428,975

Professional, Scientific, and Technical Services - 0.55%
Accenture PLC (b)	1,031	58,870
FactSet Research Systems, Inc.	592	62,415
		121,285

Publishing Industries (except Internet) - 0.26%
Microsoft Corp.	2,003	58,467
Rail Transportation - 0.25%
Norfolk Southern Corp.	859	56,282
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.27%
Eaton Vance Corp.	2,413	58,732
Support Activities for Mining - 0.46%
Weatherford International Ltd. (a)(b)	8,500	102,085
Telecommunications - 0.57%
AT&T, Inc.	1,839	62,839
Verizon Communications, Inc.	1,499	62,418
		125,257

Transportation Equipment Manufacturing - 1.34%
Ford Motor Co.	5,100	53,856
Lockheed Martin Corp.	700	57,960
Oshkosh Corp. (a)	3,250	66,527
Polaris Industries, Inc.	802	60,928
United Technologies Corp.	778	57,658
		296,929
Utilities - 1.09%
Entergy Corp.	946	61,045
National Fuel Gas Co.	1,333	57,626
Northeast Utilities	1,688	60,785
Southern Co.	1,333	61,198
		240,654

Wholesale Electronic Markets and Agents and Brokers - 0.27%
Genuine Parts Co.	944	59,472
TOTAL COMMON STOCKS (Cost $4,255,633)		$4,108,723

EXCHANGE-TRADED FUNDS - 9.90%
Funds, Trusts, and Other Financial Vehicles - 9.90%
iShares Barclays 1-3 Year Credit Bond Fund (a)	2,100	220,038
iShares Barclays 1-3 Year Treasury Bond Fund (a)	2,610	220,493
iShares Barclays MBS Bond Fund (a)	8,110	879,611
iShares Floating Rate Note Fund (a)	8,820	439,324
iShares iBoxx $ High Yield Corporate Bond Fund (a)	2,420	212,403
PIMCO 0-5 Year High Yield Corporate Bond Fund (a)	2,200	216,392
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,202,333)		$2,188,261

CONVERTIBLE PREFERRED STOCKS - 1.45%
Air Transportation - 0.82%
Continental Airlines Finance Trust II	5,000	182,500
Computer and Electronic Product Manufacturing - 0.63%
Lucent Technologies Capital Trust I	200	138,400
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $321,095)		$320,900

	Principal
	Amount	Value
CONVERTIBLE BONDS - 13.42%
Broadcasting (except Internet) - 1.03%
Liberty Interactive LLC
3.125%, 03/30/2023	200,000	228,000
Chemical Manufacturing - 2.41%
Gilead Sciences, Inc.
1.000%, 05/01/2014	250,000	306,875
PDL BioPharma, Inc.
2.875%, 02/15/2015	200,000	226,250
		533,125

Construction of Buildings - 1.06%
Lennar Corp.
2.000%, 12/01/2020	200,000	234,750
Credit Intermediation and Related Activities - 1.12%
PHH Corp.
4.000%, 09/01/2014	250,000	247,188
Electrical Equipment, Appliance, and Component Manufacturing - 1.18%
General Cable Corp.
4.500%, 11/15/2029	250,000	261,562
Funds, Trusts, and Other Financial Vehicles - 1.36%
Annaly Capital Management, Inc.
4.000%, 02/15/2015	250,000	300,625
Health and Personal Care Stores - 1.05%
Omnicare, Inc.
3.750%, 04/01/2042	250,000	232,188
Insurance Carriers and Related Activities - 0.97%
American Equity Investment Life Holding Co.
3.500%, 09/15/2015	200,000	215,000
Management of Companies and Enterprises - 1.02%
Covanta Holding Corp.
3.250%, 06/01/2014	200,000	224,250
Merchant Wholesalers, Durable Goods - 1.05%
PSS World Medical, Inc.
3.125%, 08/01/2014	200,000	231,500
Professional, Scientific, and Technical Services - 1.17%
CACI International, Inc.
2.125%, 05/01/2014	250,000	257,187
TOTAL CONVERTIBLE BONDS (Cost $2,996,784)		$2,965,375

CORPORATE BONDS - 8.74%
Clothing and Clothing Accessories Stores - 3.24%
Burlington Coat Factory Warehouse Corp.
10.000%, 02/15/2019	400,000	415,000
Claire's Stores, Inc.
9.000%, 03/15/2019	300,000	301,500
		716,500
Funds, Trusts, and Other Financial Vehicles - 1.12%
Prospect Capital Corp.
5.375%, 10/15/2017	250,000	247,187
Health and Personal Care Stores - 2.18%
Rite Aid Corp.
9.500%, 06/15/2017	500,000	482,500
Oil and Gas Extraction - 1.05%
Quicksilver Resources, Inc.
11.750%, 01/01/2016	225,000	231,750
Telecommunications - 1.15%
Intelsat Jackson Holdings SA - ADR
7.250%, 10/15/2020	255,000	254,362
TOTAL CORPORATE BONDS (Cost $1,994,072)		$1,932,299

	Contracts	Value
PURCHASED OPTIONS - 0.86%
Call Options - 0.01%
S&P 500 Index
Expiration: June 2012, Exercise Price: $1,550.00	18	45
Expiration: July 2012, Exercise Price: $1,500.00	6	240
Expiration: July 2012, Exercise Price: $1,550.00	6	60
		345

Put Options - 0.85%
S&P 500 Index
Expiration: July 2012, Exercise Price: $1,175.00	6	6,720
Expiration: June 2012, Exercise Price: $1,215.00	6	1,560
Expiration: July 2012, Exercise Price: $1,200.00	6	8,760
SPDR S&P 500 ETF Trust
Expiration: March 2013, Exercise Price: $115.00	65	43,745
Expiration: December 2013, Exercise Price: $115.00	115	128,110
		188,895
TOTAL PURCHASED OPTIONS (Cost $162,241)		$189,240

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 37.28%
Money Market Funds - 37.28%
Fidelity Institutional Money Market Portfolio, 0.186% (c)	4,132,303	4,132,303
STIC - Liquid Assets Portfolio, 0.160% (c)	4,107,072	4,107,072
TOTAL SHORT-TERM INVESTMENTS (Cost $8,239,375)		$8,239,375
Total Investments (Cost $20,171,533) - 90.24%		19,944,173
Other Assets in Excess of Liabilities - 9.76%		2,157,555
TOTAL NET ASSETS - 100.00%		$22,101,728

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) Foreign issued security.
(c) Variable rate security; the rate shown represents the rate at May 31, 2012.

Collins Alternative Solutions Fund
Schedule of Securities Sold Short
May 31, 2012 (Unaudited)

COMMON STOCKS	Shares	Value
American Equity Investment Life Holding Co.	10,100	$106,858
Annaly Capital Management, Inc.	12,100	201,102
AOL, Inc.(1)	200	5,486
Apache Corp.	1,000	81,380
Baker Hughes, Inc.	2,550	106,412
BorgWarner, Inc.(1)	1,975	141,706
CACI International, Inc.(1)	2,300	98,440
Carrizo Oil & Gas, Inc.(1)	2,000	44,220
Caterpillar, Inc.	1,500	131,430
Chevron Corp.	750	73,732
Continental Resources, Inc.(1)	1,350	98,361
Covanta Holding Corp.	7,800	121,992
Dow Chemical Co.	2,100	65,226
General Cable Corp.(1)	5,600	159,376
General Dynamics Corp.	525	33,605
Gilead Sciences, Inc.(1)	3,900	194,805
Goodrich Petroleum Corp.(1)	6,900	101,913
Huntington Ingalls Industries, Inc.(1)	1,700	62,526
Illinois Tool Works, Inc.	2,150	120,723
Lennar Corp.	4,500	122,805
Northrop Grumman Corp.	1,700	99,875
Omnicare, Inc.	5,200	163,904
Pall Corp.	1,100	61,226
PDL BioPharma, Inc.	8,000	51,920
PHH Corp.(1)	3,600	59,652
PSS World Medical, Inc.(1)	5,700	115,311
Royal Dutch Shell PLC - ADR	1,600	99,488
Tesoro Corp.(1)	2,500	55,300
Time Warner Cable, Inc.	600	45,240
Time Warner, Inc.	2,600	89,622
United Continental Holdings, Inc.(1)	3,300	83,061
Valero Energy Corp.	3,800	80,180
TOTAL COMMON STOCKS (Proceeds $3,170,419)		3,076,877

	Principal
CORPORATE BONDS	Amount	Value
Merchant Wholesalers, Nondurable Goods
Gymboree Corp.	500,000	446,250

Nonmetallic Mineral Product Manufacturing
Reynolds Group Issuer LLC	650,000	649,188
TOTAL CORPORATE BONDS (Proceeds $1,126,980)		1,095,438
Total Securities Sold Short (Proceeds $4,297,399)		$4,172,315

ADR - American Depositary Receipt
(1) Non-income producing security.

Collins Alternative Solutions Fund
Schedule of Options Written
May 31, 2012 (Unaudited)

	Contracts	Value
CALL OPTIONS
S&P 500 Index
Expiration: June 2012, Exercise Price: $1,350.00	6	$2,460
Expiration: July 2012, Exercise Price: $1,300.00	6	27,180
Expiration: July 2012, Exercise Price: $1,325.00	6	19,440
Expiration: June 2013, Exercise Price: $1,550.00	3	6,000
Expiration: December 2013, Exercise Price: $1,550.00	15	49,950
		105,030
PUT OPTIONS
S&P 500 Index
Expiration: June 2012, Exercise Price: $1,350.00	6	28,080
Expiration: July 2012, Exercise Price: $1300.00	6	22,800
Expiration: July 2012, Exercise Price: $1,325.00	6	28,860
		79,740
Total Options Written (Premiums received $206,537)		$184,770

The cost basis of investments for federal income tax purposes at May 31, 2012.
was as follows*:

Cost of investments	$20,171,533
Gross unrealized appreciation on investments	30,119
Gross unrealized appreciation on short positions	140,269
Gross unrealized appreciation on options	63,703
Gross unrealized depreciation on investments	(284,478)
Gross unrealized depreciation on short positions	(15,185)
Gross unrealized depreciation on options	(14,937)
Net unrealized depreciation	$(80,509)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated February 28, 2013.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.
The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Collins Alternative Solutions Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation through absolute returns while maintaining a low correlation over time with major equity and bond markets. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.
The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on April 30, 2012.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When a security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange of board of trade. Swap agreements are priced by an approved independent pricing service. Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase;
trading activity and prices of similar securities or financial instruments.

GAAP requires enhanced disclosures about the Fund's derivative activities, including how such activities are accounted for and their effect on the Fund's financial position and results of operations. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund enters into written call options to hedge against changes in the value of equities.
The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities
The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions. As a holder of a call option, the
Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the
Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund have the obligation to buy the underlying security at the exercise price during the exercise period. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option. When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

The Fund may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.
As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Fund to counterparty credit risk. The Fund will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various swap transactions for investment purposes to manage equity risk. These would be two-party contracts entered into primarily to exchange the returns
(or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.
The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.
The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty counterparty over the contract’s remaining life, to the extent that amount is positive.

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the
Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.
The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities investment sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the this schedule of investments.
The Fund is liable for any dividends or interest payable on securities while those securities are in a short position.

Other	Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the best tax basis by comparing original cost of the security lot sold with the net sale proceeds. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820
(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at May 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks1	$4,108,723	$-	$-	$4,108,723
Convertible Preferred Stocks1	138,400	182,500	-	320,900
Exchange-Traded Funds	2,188,261	-	-	2,188,261
Total Equity	$6,435,384	$182,500	$-	$6,617,884

Fixed Income
Corporate Bonds1	$-	$1,932,299	$-	$1,932,299
Convertible Bonds1	-	2,965,375	-	2,965,375
Total Fixed Income	$-	$4,897,674	$-	$4,897,674

Derivative
Purchased Options	189,240	-	-	189,240
Total Derivative				189,240

Short-Term Investments	8,239,375	-	-	8,239,375

Total Investments in Securities	$14,863,999	$5,080,174	$-	$19,944,173

Short Sales
Common Stocks	$3,076,877	$-	$-	$3,076,877
Corporate Bonds		$1,095,428		$1,095,428
Total Short Sales	$3,076,877	$1,095,428	$-	$4,172,305

Other Financial Instruments*	$21,767	$-	$-	$21,767

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options which are reflected at the net unrealized appreciation (depreciation) on the instruments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and 2 as of May 31, 2012.

The Fund held no Level 3 securities during the period ended May 31, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2012 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

1 For further breakdown of securities by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2012 was as follows:

Derivatives not accounted for
as hedging instruments
Value
Written Options	$184,770
Purchased Options	189,240
Total	$374,010

The Effect of Derivative Instruments on income for the period April 30, 2012 through May 31, 2012 was as follows:

Amount of Realized Gain (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period April 30, 2012
as hedging instruments	through
May 31, 2012
Written Options	$18,093
Purchased Options	(1,520)
Total	$16,573

Change in Unrealized Appreciation (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period April 30, 2012
as hedging instruments	through
May 31, 2012
Written Options	$21,767
Purchased Options	26,999
Total	$48,766

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)     /s/ Joseph Neuberger
                                                     Joseph Neuberger, President

Date          7/19/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date          7/19/2012

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, Treasurer

Date          7/19/2012

* Print the name and title of each signing officer under his or her signature.